INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

3.  INVENTORIES

Inventories consisted of the following:

	December 31,
	2010	2011
Raw materials	15,567	10,861
Work in progress	573	—
Finished goods	19,354	25,234
	35,494	36,095

As of December 31, 2010 and 2011, the carrying value of finished goods held by distributors for which they hold title were USD4,176 and USD5,819, respectively. For the years ended December 31, 2009, 2010 and 2011, inventory write-downs in raw materials and finished goods of USD2,910, USD3,120 and USD 11,037 respectively, were included in the “cost of revenue” to reflect excess inventories and the lower of cost or market.

As of December 31, 2010 and 2011, USD4,602 and USD 8,479 of the Company’s inventory had been written down to zero balance, respectively.

The movement of inventory write-downs for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009	2010	2011
Beginning of year	575	3,442	4,914
Addition during the year	2,910	3,120	11,037
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	—	1,536	—
Write-off during the year	(43)	(3,184)	(6,889)
End of year	3,442	4,914	9,062